UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.12%
Basic Industry – 8.89%
Albemarle	1,250	$65,800
Axalta Coating Systems †	1,800	42,858
Berry Plastics Group †	2,051	63,786
Celanese Class A	1,150	73,221
Eastman Chemical	1,250	76,513
Graphic Packaging Holding	5,100	57,936
WR Grace †	800	65,072
		445,186
Business Services – 1.67%
Brink’s	500	14,700
ManpowerGroup	900	68,715
		83,415
Capital Spending – 5.62%
AECOM †	1,350	37,044
ITT	2,200	71,390
KBR	2,200	31,372
Regal Beloit	1,150	64,641
Terex	1,300	29,120
United Rentals †	1,000	47,910
		281,477
Consumer Cyclical – 3.87%
BorgWarner	1,050	30,828
DR Horton	2,050	56,395
Johnson Controls	700	25,109
Stanley Black & Decker	500	47,170
Tenneco †	900	34,389
		193,891
Consumer Services – 5.13%
Bloomin’ Brands	2,000	35,320
Hasbro	600	44,568
Macy’s	800	32,328
Meredith	693	29,321
Nordstrom	600	29,460
Staples	1,900	16,948
Starwood Hotels & Resorts Worldwide	450	28,008
VF	650	40,690
		256,643
Consumer Staples – 4.12%
Dr Pepper Snapple Group	800	75,072
Reynolds American	1,400	69,930
Tyson Foods Class A	1,150	61,364
		206,366

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Energy – 5.64%
Cameron International †	500	$32,830
Helmerich & Payne	450	22,860
Newfield Exploration †	2,750	79,943
Rowan	850	10,753
SM Energy	2,800	39,144
Superior Energy Services	3,650	37,631
Tesoro	400	34,900
Whiting Petroleum †	3,300	24,255
		282,316
Financial Services – 23.10%
American Financial Group	2,500	177,450
Associated Banc-Corp	1,650	28,957
Bank of Hawaii	1,150	68,919
Comerica	2,900	99,470
East West Bancorp	4,250	137,785
Fifth Third Bancorp	3,650	57,670
Hancock Holding	1,950	46,722
Raymond James Financial	2,150	94,191
Reinsurance Group of America	1,350	113,711
Torchmark	2,425	131,775
Validus Holdings	1,629	72,067
WR Berkley	1,850	92,777
Zions Bancorporation	1,550	35,154
		1,156,648
Healthcare – 7.63%
Becton, Dickinson	500	72,685
Cigna	300	40,080
MEDNAX †	500	34,730
Mylan †	650	34,249
Service International	2,150	52,009
Universal Health Services Class B	700	78,848
Zimmer Biomet Holdings	700	69,482
		382,083
Real Estate Investment Trusts – 7.69%
Boston Properties	450	52,295
Brandywine Realty Trust	5,300	67,999
CBL & Associates Properties	3,450	37,087
Highwoods Properties	2,250	95,152
Host Hotels & Resorts	4,050	56,093
Kimco Realty	2,800	76,132
		384,758

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Technology – 12.00%
Agilent Technologies	1,400	$52,710
Avnet	2,450	97,804
Citrix Systems †	300	21,138
Fiserv †	950	89,832
Keysight Technologies †	1,475	34,515
Qorvo †	350	13,860
Symantec	2,850	56,544
Synopsys †	2,300	98,670
Teradyne	2,450	47,603
Thermo Fisher Scientific	450	59,427
Western Digital	600	28,788
		600,891
Transportation – 1.54%
Canadian National Railway	650	34,769
CSX	1,850	42,587
		77,356
Utilities – 7.22%
Edison International	1,100	67,980
IDACORP	1,000	69,590
PPL	2,000	70,120
Public Service Enterprise Group	1,850	76,405
WEC Energy Group	1,400	77,322
		361,417
Total Common Stock (cost $3,854,420)		4,712,447

	Principal amount°
Short-Term Investments – 10.03%
Discount Notes – 10.03%≠
Federal Home Loan Bank
0.159% 2/3/16	8,147	8,147
0.177% 2/26/16	2,263	2,263
0.179% 3/7/16	6,461	6,459
0.19% 3/22/16	18,857	18,849
0.25% 2/9/16	189,809	189,799
0.293% 3/2/16	1,803	1,802
0.30% 2/18/16	255,894	255,864
0.31% 3/14/16	18,865	18,859
Total Short-Term Investments (cost $502,039)		502,042

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

Total Value of Securities – 104.15%
(cost $4,356,459)	$5,214,489
Liabilities Net of Receivables and Other Assets – (4.15%)	(207,944)
Net Assets Applicable to 1,164,854 Shares Outstanding – 100.00%	$5,006,545

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Mid Cap Value Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$4,712,447	$—	$4,712,447
Short-Term Investments	—	502,042	502,042
Total Value of Securities	$4,712,447	$502,042	$5,214,489

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: